Prepaid Expenses and Other Current Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Prepaid Expenses And Other Current Assets [Line Items]
Prepaid purchase cost	¥ 272,859	$ 42,122	¥ 42,120
Motor Vehicles [Member]
Prepaid Expenses And Other Current Assets [Line Items]
Prepaid purchase cost	¥ 191,341	$ 29,538	¥ 0